T. ROWE PRICE VALUE FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.0%
COMMUNICATION SERVICES 2.2%
Entertainment 0.3%
Electronic Arts (1)	682,900	66,801
		66,801
Interactive Media & Services 0.9%
Alphabet, Class C (1)(2)	197,600	240,874
		240,874
Media 1.0%
Comcast, Class A	5,396,487	243,274
		243,274
Total Communication Services		550,949
CONSUMER DISCRETIONARY 3.9%
Hotels, Restaurants & Leisure 1.2%
McDonald's	1,199,851	257,620
Royal Caribbean Cruises	313,600	33,972
		291,592
Multiline Retail 2.1%
Dollar Tree (1)(2)	4,733,900	540,422
		540,422
Specialty Retail 0.6%
Ross Stores	985,413	108,248
Ulta Beauty (1)(2)	171,251	42,924
		151,172
Total Consumer Discretionary		983,186
CONSUMER STAPLES 6.1%
Beverages 0.1%
PepsiCo	166,975	22,892
		22,892

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Food & Staples Retailing 1.1%
Walmart	2,210,514	262,344
		262,344
Food Products 4.9%
Conagra Brands (2)	8,887,212	272,660
Tyson Foods, Class A	11,079,093	954,353
		1,227,013
Total Consumer Staples		1,512,249
ENERGY 4.1%

Oil, Gas & Consumable Fuels 4.1%
BP, ADR (2)	3,339,259	126,858
Chevron	363,400	43,099
ConocoPhillips	1,754,872	99,993
EOG Resources	2,319,500	172,153
Targa Resources (2)	1,620,700	65,104
TC Energy (2)	8,363,961	433,170
TOTAL, ADR	1,529,045	79,510
Total Energy		1,019,887
FINANCIALS 18.3%
Banks 7.5%
Bank of America	2,394,360	69,844
Citigroup	4,643,708	320,787
Fifth Third Bancorp (2)	4,213,308	115,361
JPMorgan Chase (2)	4,085,511	480,824
PNC Financial Services Group	163,094	22,859
U. S. Bancorp (2)	1,567,273	86,733
Wells Fargo	15,649,569	789,364
		1,885,772
Capital Markets 2.2%
CME Group	780,080	164,862
Intercontinental Exchange	4,133,834	381,429
Morgan Stanley (2)	88,651	3,783
		550,074

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Consumer Finance 0.3%
American Express	518,907	61,376
		61,376
Diversified Financial Services 0.4%
AXA Equitable Holdings (2)	4,403,019	97,571
		97,571
Insurance 7.9%
American International Group (2)	18,191,954	1,013,292
Chubb	2,699,854	435,864
Marsh & McLennan (2)	2,733,947	273,531
Willis Towers Watson (2)	1,392,023	268,619
		1,991,306
Total Financials		4,586,099
HEALTH CARE 13.9%
Biotechnology 0.4%
AbbVie	1,444,058	109,344
		109,344
Health Care Equipment & Supplies 9.3%
Alcon (1)(2)	3,464,277	201,933
Becton Dickinson & Company (2)	1,393,677	352,544
Boston Scientific (1)	6,160,400	250,667
Danaher	4,737,828	684,284
Medtronic	3,969,037	431,117
Stryker (2)	842,300	182,189
Teleflex	300,000	101,925
Zimmer Biomet Holdings (2)	886,733	121,722
		2,326,381
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific	1,971,246	574,165
		574,165
Pharmaceuticals 1.9%
Elanco Animal Health (1)	4,504,533	119,776

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Merck (2)	4,306,380	362,511
		482,287
Total Health Care		3,492,177
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 4.0%
Boeing	2,006,122	763,269
Northrop Grumman (2)	611,365	229,134
		992,403
Air Freight & Logistics 1.8%
United Parcel Service, Class B (2)	3,833,920	459,380
		459,380
Airlines 0.0%
Delta Air Lines (2)	208,500	12,010
		12,010
Commercial Services & Supplies 0.4%
Republic Services (2)	399,354	34,564
Waste Connections	737,215	67,824
		102,388
Construction & Engineering 0.9%
Jacobs Engineering Group (2)	2,475,109	226,472
		226,472
Industrial Conglomerates 4.0%
General Electric (2)	64,563,300	577,196
Honeywell International	1,421,479	240,514
Roper Technologies	494,606	176,377
		994,087
Machinery 0.2%
Fortive	732,432	50,215
		50,215
Total Industrials & Business Services		2,836,955

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 1.9%
Cisco Systems	5,365,152	265,092
Motorola Solutions (2)	1,217,086	207,404
		472,496
Electronic Equipment, Instruments & Components 1.6%
Keysight Technologies (1)	2,597,994	252,655
TE Connectivity (2)	1,600,700	149,153
		401,808
IT Services 0.6%
Fidelity National Information Services (2)	1,213,451	161,098
		161,098
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices	952,500	106,423
ASML Holding (2)	801,975	199,227
Broadcom (2)	246,092	67,939
Micron Technology (1)	7,362,087	315,465
NVIDIA	361,700	62,961
NXP Semiconductors	2,550,536	278,314
QUALCOMM (2)	1,511,243	115,278
Texas Instruments (2)	1,341,777	173,411
		1,319,018
Software 5.7%
Microsoft (2)	8,507,300	1,182,770
Synopsys (1)(2)	1,766,420	242,441
		1,425,211
Total Information Technology		3,779,631
MATERIALS 5.0%
Chemicals 3.5%
Air Products & Chemicals	493,200	109,421
CF Industries Holdings	3,814,958	187,696
DuPont de Nemours	3,253,674	232,020
Linde	1,589,100	307,841

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PPG Industries	254,800	30,196
		867,174
Containers & Packaging 1.5%
Ball (2)	1,966,900	143,210
Packaging Corp. of America (2)	2,310,815	245,177
		388,387
Total Materials		1,255,561
REAL ESTATE 5.6%
Equity Real Estate Investment Trusts 5.6%
AvalonBay Communities, REIT (2)	794,100	170,994
Crown Castle International, REIT (2)	1,664,861	231,432
Prologis, REIT	6,747,600	575,030
Public Storage, REIT	935,600	229,475
Ventas, REIT	2,774,353	202,611
Total Real Estate		1,409,542
UTILITIES 12.5%
Electric Utilities 8.7%
Edison International (2)	4,405,772	332,283
Entergy (2)	4,350,380	510,561
Evergy (2)	225,937	15,038
Exelon	34,800	1,681
NextEra Energy (2)	4,190,019	976,233
Southern (2)	5,609,257	346,484
		2,182,280
Multi-Utilities 3.8%
CenterPoint Energy (2)	4,774,600	144,097
NiSource (2)	7,144,020	213,749
Sempra Energy (2)	3,967,971	585,712
		943,558
Total Utilities		3,125,838
Total Common Stocks (Cost $19,696,024)		24,552,074

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.3%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	819	50,720
Total Health Care		50,720
INDUSTRIALS & BUSINESS SERVICES 0.1%
Machinery 0.1%
Fortive, Series A, 5.00%, 7/1/21 (2)	38	33,864
Total Industrials & Business Services		33,864
INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Series A, 8.00%, 9/30/22	50	51,819
Total Information Technology		51,819
UTILITIES 0.8%
Electric Utilities 0.5%
Southern, Series A, 6.75%, 8/1/22	1,994	106,126
		106,126
Multi-Utilities 0.3%
Sempra Energy, Series A, 6.00%, 1/15/21 (2)	451	53,264
Sempra Energy, Series B, 6.75%, 7/15/21 (2)	236	27,582
		80,846
Total Utilities		186,972
Total Convertible Preferred Stocks (Cost $297,981)		323,375

CORPORATE BONDS 0.1%
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(3)	20,445,000	19,831
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(3)	14,691,000	14,287
Total Corporate Bonds (Cost $28,211)		34,118

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	28,889,927	28,890
Total Short-Term Investments (Cost $28,890)		28,890
SECURITIES LENDING COLLATERAL 0.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.7%
Short-Term Funds 0.7%
T. Rowe Price Short-Term Fund, 2.07% (4)(5)	17,502,468	175,025
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		175,025
Total Securities Lending Collateral (Cost $175,025)		175,025

Total Investments in Securities 100.2%
(Cost $20,226,131)		$25,113,482
Other Assets Less Liabilities (0.2)%		(46,476)
Net Assets 100.0%		$25,067,006

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,248
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,248+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$237,775		¤	¤	$28,890
T. Rowe Price Short-Term
Fund	510,588		¤	¤	175,025
					$203,915^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,248 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $203,915.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE VALUE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$24,552,074	$ —	$ —	$ 24,552,074
Convertible Preferred Stocks	—	323,375	—	323,375
Fixed Income Securities[1]	—	34,118	—	34,118
Short-Term Investments	28,890	—	—	28,890
Securities Lending Collateral	175,025	—	—	175,025
Total	$24,755,989	$ 357,493	$ —	$ 25,113,482

[1] Includes Corporate Bonds.